Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	VICTORY PORTFOLIOS
Prospectus Date	rr_ProspectusDate	May 01, 2024
Document Created Date	dei_DocumentCreationDate	Aug. 28, 2024